Commitments and contingencies (Details) $ in Thousands	Apr. 29, 2021 $ / $	Dec. 31, 2020 $ / $	Dec. 31, 2020 Q / $	Dec. 31, 2020 ₡ / $	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 $ / $	Dec. 31, 2019 Q / $	Dec. 31, 2019 ₡ / $	Dec. 31, 2019 USD ($)	Dec. 31, 2018 $ / $	Dec. 31, 2018 Q / $	Dec. 31, 2018 ₡ / $
Commitments and contingencies
2021					$ 40,213,000	$ 802,197
2022					138,919,000	2,771,253
2023					265,836,000	5,303,083
2024					705,331,000	14,070,437
2025 and thereafter					3,221,596,000	64,266,652
Total committed expenditures					$ 4,371,895,000	$ 87,213,622
Exchange rate	19.9785	19.9487	7.8095	615.7800	19.9487		18.8452	7.6988	573.4400	18.8452	19.6829	7.7440	609.6100